Separate Account Assets and Liabilities - separate account liabilities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	$ 84,853	$ 109,111	$ 109,111	$ 100,290
Premiums and deposits	846	1,238	4,137	6,185
Policy charges	(490)	(486)	(1,937)	(2,041)
Surrenders and withdrawals	(1,923)	(1,656)	(5,925)	(7,388)
Benefit payments	(400)	(406)	(1,576)	(1,687)
Investment performance	4,469	(6,870)	(18,860)	14,120
Net transfers from (to) general account	1	(82)	(106)	(373)
Other charges	1	1	9	5
Separate accounts balance, end of period	87,357	100,850	84,853	109,111
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	87,357	100,850	84,853	109,111
Cash surrender value	86,076	99,444	83,588	107,655
Individual Retirement
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	45,178	57,927	57,927	53,456
Premiums and deposits	451	758	2,420	4,081
Policy charges	(344)	(321)	(1,325)	(1,368)
Surrenders and withdrawals	(844)	(934)	(3,320)	(4,261)
Benefit payments	(215)	(255)	(898)	(1,039)
Investment performance	2,131	(3,718)	(9,861)	6,743
Net transfers from (to) general account	73	44	235	315
Other charges	0	(1)	0	0
Separate accounts balance, end of period	46,430	53,500	45,178	57,927
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	46,430	53,500	45,178	57,927
Cash surrender value	45,388	52,334	44,124	56,727
Group Retirement
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	34,361	45,138	45,138	41,310
Premiums and deposits	360	440	1,611	1,979
Policy charges	(110)	(127)	(461)	(523)
Surrenders and withdrawals	(669)	(696)	(2,452)	(3,013)
Benefit payments	(130)	(144)	(613)	(615)
Investment performance	2,186	(2,992)	(8,479)	6,711
Net transfers from (to) general account	(77)	(134)	(383)	(711)
Other charges	(1)	1	0	0
Separate accounts balance, end of period	35,920	41,486	34,361	45,138
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	35,920	41,486	34,361	45,138
Cash surrender value	35,726	41,263	34,169	44,909
Life Insurance
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	799	1,044	1,044	912
Premiums and deposits	9	10	37	49
Policy charges	(12)	(13)	(51)	(52)
Surrenders and withdrawals	(6)	(6)	(22)	(32)
Benefit payments	(1)	(2)	(6)	(10)
Investment performance	53	(73)	(201)	180
Net transfers from (to) general account	(1)	0	(2)	(3)
Other charges	0	0	0	0
Separate accounts balance, end of period	841	960	799	1,044
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	841	960	799	1,044
Cash surrender value	794	949	777	1,026
Institutional Markets
Separate Account, Liability [Roll Forward]
Separate accounts balance, beginning of year	4,515	5,002	5,002	4,612
Premiums and deposits	26	30	69	76
Policy charges	(24)	(25)	(100)	(98)
Surrenders and withdrawals	(404)	(20)	(131)	(82)
Benefit payments	(54)	(5)	(59)	(23)
Investment performance	99	(87)	(319)	486
Net transfers from (to) general account	6	8	44	26
Other charges	2	1	9	5
Separate accounts balance, end of period	4,166	4,904	4,515	5,002
Aggregate carrying amount in the Condensed Consolidated Balance Sheets	4,166	4,904	4,515	5,002
Cash surrender value	$ 4,168	$ 4,898	$ 4,518	$ 4,993